Subsequent Events (Details) $ / shares in Units, $ in Thousands					9 Months Ended
	Nov. 30, 2016 USD ($) t	Nov. 28, 2016 USD ($) Installment Extension	Nov. 23, 2016 USD ($) $ / shares shares	Aug. 10, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares	Sep. 30, 2015 USD ($)	Oct. 28, 2016 $ / shares	Oct. 04, 2016 USD ($)	Sep. 26, 2016 Vessel	Dec. 31, 2015 $ / shares
Secured Loan Facilities [Abstract]
Proceeds from draw down					$ 0	$ 47,813
Common Stock [Abstract]
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001					$ 0.0001
Issuance of common stock (in shares) | shares				1,180,000
Price per share (in dollars per share) | $ / shares				$ 4.15
Net proceeds from direct offering				$ 4,080	$ 4,080	10,691
Vessel Acquisition [Abstract]
Cash paid for acquired vessel					$ 0	$ 63,424
Capesize Vessel [Member]
Secured Loan Facilities [Abstract]
Number of vessels to be acquired | Vessel									2
Subsequent Event [Member]
Common Stock [Abstract]
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001
Issuance of common stock (in shares) | shares			1,305,000
Price per share (in dollars per share) | $ / shares			$ 2.75
Net proceeds from direct offering			$ 3,200
Subsequent Event [Member] | Jelco Loan Facility [Member]
Secured Loan Facilities [Abstract]
Face amount								$ 4,150
Maximum borrowing capacity		$ 12,800
Proceeds from draw down		8,650
Subsequent Event [Member] | NSF Secured Term Loan Facility [Member]
Secured Loan Facilities [Abstract]
Face amount		32,000
Proceeds from draw down		$ 7,500
Interest rate		11.00%
Number of consecutive payment installments | Installment		4
Frequency of periodic payment		Quarterly
Installment payment		$ 900
Balloon payment		$ 28,400
Initial termination date		Dec. 31, 2019
Term of extension		1 year
Extension fee percentage		1.75%
Subsequent Event [Member] | NSF Secured Term Loan Facility [Member] | Minimum [Member]
Secured Loan Facilities [Abstract]
Number of allowed extensions | Extension		1
Subsequent Event [Member] | NSF Secured Term Loan Facility [Member] | Maximum [Member]
Secured Loan Facilities [Abstract]
Number of allowed extensions | Extension		2
Subsequent Event [Member] | Lordship [Member]
Vessel Acquisition [Abstract]
Dead weight tonnage | t	178,838
Cash paid for acquired vessel	$ 3,000
Margin on index-linked charter rate	6.00%
Subsequent Event [Member] | Lordship [Member] | Minimum [Member]
Vessel Acquisition [Abstract]
Term of charter for acquired vessel	11 months
Subsequent Event [Member] | Lordship [Member] | Maximum [Member]
Vessel Acquisition [Abstract]
Term of charter for acquired vessel	13 months
Subsequent Event [Member] | Lordship [Member] | Jelco Loan Facility [Member]
Vessel Acquisition [Abstract]
Loan issued for acquired vessel	$ 10,250
Subsequent Event [Member] | Lordship [Member] | NSF Secured Term Loan Facility [Member]
Vessel Acquisition [Abstract]
Loan issued for acquired vessel	$ 7,500